Investments	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Investments

5. Investments

The Company’s investments consist of equity method investments primarily related to investments in the StepStone Funds for which it serves as general partner or managing member but does not have a controlling financial interest. The Company’s equity interest typically does not exceed 1% in each fund. The Company’s share of the underlying net income or loss attributable to its equity interest in the funds is recorded in investment income in the condensed consolidated statements of income.

The Company’s equity method investments consist of the following:

	As of
	December 31, 2020	March 31, 2020
Investments in funds	$63,449	$53,386
Accrued carried interest allocations	636,887	460,837

Total investments	$700,336	$514,223

The Company recognized equity method income of $182.1 million and $5.4 million for the three months ended December 31, 2020 and 2019, respectively, of which $176.7 million and $4.7 million, respectively, related to carried interest allocations. The Company recognized equity method income of $220.8 million and $132.9 million for the nine months ended December 31, 2020 and 2019, respectively, of which $214.3 million and $129.0 million, respectively, related to carried interest allocations.

As of December 31, 2020, the Company’s investments in two SMAs each individually represented 10% or more of the total accrued carried interest allocations balance, and in the aggregate represented approximately 26% of the total accrued carried interest allocations balance as of that date. As of March 31, 2020, the Company’s investments in three SMAs each individually represented 10% or more of the total accrued carried interest allocations balance, and in the aggregate represented approximately 37% of the total accrued carried interest allocations balance as of that date.

Of the total accrued carried interest allocations balance as of December 31, 2020 and March 31, 2020, respectively, $320.9 million and $237.7 million were payable to affiliates and is included in accrued carried interest-related compensation in the condensed consolidated balance sheets.

The Company evaluates each of its equity method investments to determine if any are considered significant as defined by the SEC. As of December 31, 2020 and March 31, 2020 and for the three and nine months ended December 31, 2020 and 2019, no individual equity method investment held by the Company met the significance criteria. As a result, the Company is not required to provide separate financial statements for any of its equity method investments.

StepStone Group LP
Investments
5.	Investments

The Company’s investments consist of equity method investments primarily related to investments in the StepStone Funds for which it serves as general partner or managing member but does not have a controlling financial interest. The Company’s equity interest typically does not exceed 1% in each fund. The Company’s share of the underlying net income or loss attributable to its equity interest in the funds is recorded in investment income in the consolidated statements of income.

The Company’s equity method investments consist of the following:

	As of March 31,
	2020	2019
Investments in funds	$53,386	$43,269
Accrued carried interest allocations	460,837	299,018

Total investments	$514,223	$342,287

The Company recognized equity method income of $214.9 million, $68.0 million and $126.8 million for the years ended March 31, 2020, 2019 and 2018, respectively, of which $208.0 million, $63.9 million and $121.8 million, respectively, was related to carried interest allocations.

As of March 31, 2020 and 2019, three investments in SMAs and two investments in SMAs, respectively, individually represented 10% or more of the total accrued carried interest allocations balance; together, the aggregate of these investments comprised approximately 37% and 34%, respectively, of the total carried interest allocation balances as of those dates.

Of the total accrued carried interest allocations balance as of March 31, 2020 and 2019, respectively, $237.7 million and $150.8 million were payable to affiliates and is included in accrued carried interest-related compensation in the consolidated balance sheets.

The Company evaluates each of its equity method investments to determine if any are considered significant as defined by the SEC. As of March 31, 2020 and 2019 and for the years ended March 31, 2020, 2019 and 2018, no individual equity method investment held by the Company met the significance criteria. As a result, the Company is not required to provide separate financial statements for any of its equity method investments.

Summarized financial information for the Company’s equity method investments reflected below represents the financial position as of December 31, 2019 and 2018, and the results of operations for the years ended December 31, 2019, 2018 and 2017, which are reported on a three-month lag. Assets are primarily comprised of the investments held by the StepStone Funds.

	As of March 31,
	2020	2019
Assets	$21,306,228	$14,465,538
Liabilities	508,121	83,698

Equity	$20,798,107	$14,381,840

	Year Ended March 31,
	2020	2019	2018
Investment income	$78,319	$78,725	$51,248
Expenses	(167,030)	(101,813)	(74,540)
Net realized and unrealized gain on investments	2,572,750	1,177,118	1,883,194
Income tax expense	(5,169)	(1,960)	(306)

Net income	$2,478,870	$1,152,070	$1,859,596